Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices, Intangibles (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Licenses [Member]
Intangible Assets [Abstract]
Impairment losses on intangibles	$ 0	$ 0	$ 0
Licenses [Member] | Bottom of Range [Member]
Intangible Assets [Abstract]
Estimated useful life of intangible assets	3 years
Licenses [Member] | Top of Range [Member]
Intangible Assets [Abstract]
Estimated useful life of intangible assets	30 years
Trademarks [Member]
Intangible Assets [Abstract]
Impairment losses on intangibles	$ 0	0	0
Trademarks [Member] | Bottom of Range [Member]
Intangible Assets [Abstract]
Estimated useful life of intangible assets	5 years
Trademarks [Member] | Top of Range [Member]
Intangible Assets [Abstract]
Estimated useful life of intangible assets	10 years
Irrevocable Rights of Use [Member]
Intangible Assets [Abstract]
Impairment losses on intangibles	$ 0	0	0
Customer Relationships [Member]
Intangible Assets [Abstract]
Impairment losses on intangibles	$ 0	$ 0	$ 0
Customer Relationships [Member] | Bottom of Range [Member]
Intangible Assets [Abstract]
Estimated useful life of intangible assets	5 years